Related party transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
17. Related party transactions

Income (expenses) from related parties

The Combined Entities were an integrated part of Höegh LNG until the close of the IPO on August 12, 2014 and for each of the years ended December 31, 2013 and 2012. In connection with the IPO, the Partnership entered into several agreements with Höegh LNG (and certain of its subsidiaries) for the provision of services. Refer to note 3 for additional information. As such, Höegh LNG and its subsidiaries have provided general and corporate management services to the Partnership and the Combined Entities. As described in note 2, certain administrative expenses have been included in the combined carve-out financial statements of the Combined Entities based on actual hours incurred. In addition, management has allocated remaining administrative expenses and Höegh LNG management’s share based payment costs based on the number of vessels, newbuildings and business development projects of Höegh LNG prior to the closing of the IPO. A subsidiary of Höegh LNG has provided the building supervision of the newbuilding and Mooring and ship management for PGN FSRU Lampung.

Amounts included in the consolidated and combined carve-out statements of income for the years ended December 31, 2014, 2013 and 2012 or capitalized in the consolidated and combined carve-out balance sheets as of December 31, 2014 and 2013 are as follows:

	Year ended
Statement of income:	December 31,
(in thousands of U.S. dollars)	2014	2013	2012
Revenues
Time charter revenues indemnified by Höegh LNG (1)	$8,375	—	$—
Operating expenses
Vessel operating expenses (2)	(5,297)	—	—
Hours and overhead (3)	(2,016)	(2,088)	(1,025)
Allocated administrative expenses (4)	(4,723)	(4,260)	(1,332)
Construction contract expense: supervision cost (5)	(761)	(2,559)	(661)
Construction contract expense: capitalized interest (6)	(690)	(1,179)	(30)
Financial (income) expense
Interest income from joint ventures and demand note (7)	4,959	2,122	2,481
Interest expense and commitment fees from Höegh LNG (8)	(998)	(352)	(114)
Total income (expense), net	$(1,151)	(8,316)	$(681)

	As of
Balance sheet	December 31,
(in thousands of U.S. dollars)	2014	2013
Newbuilding
Newbuilding supervision cost (5)	$1,228	$4,935
Interest expense capitalized from Höegh LNG (6)	1,464	4,579
Total	$2,692	$9,514

1)
Time charter revenues indemnified by Höegh LNG: Höegh LNG has made payments of $6.5 million and $6.7 million for September and October 2014 invoices, respectively,  for hire rate payments not received for the PGN FSRU Lampung pursuant to its agreement to indemnify the Partnership under the omnibus agreement. Refer to Indemnifications below and note 20. Revenue, net of value added tax liabilities and certain deferrals, is recorded for these payments.

2)	Vessel operating expenses: A subsidiary of Höegh LNG provides ship management of vessels, including crews and the provision of all other services and supplies.
3)
Hours, travel expenses and overhead: Subsidiaries of Höegh LNG provide management, accounting, bookkeeping and administrative support. These services are charges based upon the actual hours incurred for each individual as registered in the time-write system based on a rate which includes a provision for overhead and any associated travel expenses. Subsequent to the closing of the IPO, this includes services under administrative service agreements.

4)
Allocated administrative expenses: As described in note 2 until the closing of the IPO on August 12, 2014, administrative expenses of Höegh LNG that could not be attributed to a specific vessel or project based upon the time-write system were allocated to the consolidated and combined carve-out income statement based on the number of vessels, newbuildings and certain business development projects of Höegh LNG. For the period from January 1, 2014 to August 12, 2014 and for the year ended December 31,2013, the allocated expenses also include cost incurred in preparation for the IPO.

5)
Supervision cost: Höegh LNG Fleet Management AS manages the newbuilding process including site supervision including manning for the services and direct accommodation and travel cost. Manning costs are based upon actual hours incurred. Such costs, excluding overhead charges, are capitalized as part of the cost of the newbuilding and included in the construction contract expense for the Mooring.

6)
Interest expense capitalized charged from Höegh LNG and affiliates: As described under 8) below, Höegh LNG and its affiliates have provided funding for the PGN FSRU Lampung and the Mooring (a component of the construction contract expense), which qualify under US GAAP as capitalized interest for the construction in progress.

7)
Interest income from joint ventures and demand note: The Partnership and its joint venture partners have provided subordinated financing to the joint ventures as shareholder loans. Interest income for the Partnership’s shareholder loans to the joint ventures is recorded as interest income. In the consolidated and combined carve-out statements of cash flows, the interest paid from joint ventures is treated as a return on investment and included in net cash flows from operating activities. Interest income also includes interest on the $140 million demand note due from Höegh LNG. Refer to Demand note due from owner below.

8)
Interest expense charged from Höegh LNG and affiliates: Höegh LNG and its affiliates have provided loans and promissory notes and intercompany funding for the construction of the PGN FSRU Lampung, the construction contract expense of the Mooring. Refer to Amounts, loans and promissory notes due to owners and affiliates below. Prior to transfer of the newbuilding and contracts to PT Hoegh LNG Lampung and the establishment of the promissory notes in October 2013, the carve-out financial statements include an allocation of debt and interest expense from Höegh LNG for the funding of construction of the PGN FSRU Lampung and the construction contract expense of the Mooring.   Refer to 6) above which describes the interest expense, which was capitalized.

Receivables and payables from related parties

Demand note due from owner

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
Demand note due from owner	$143,241	$—

The Partnership lent $140 million to Höegh LNG from the net proceeds of the IPO. The note is repayable on demand or the Partnership can elect to utilize the note as part of the purchase consideration in the event all or a portion of Höegh LNG’s interests in the Independence are purchased by the Partnership. The note bears interest at a rate of 5.88% per annum. The balances in the table above include outstanding principal and accrued interest of $3,241.

Refer to note 13 for advances to joint ventures.

Amounts, loans and promissory note due to owners and affiliates

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
Amounts due to owners and affiliates	$6,019	$15,207

Amounts due to owners and affiliates principally relate to short term funding and trade payables of operating activities as of December 31, 2014 and capital expenditures as of December 31, 2013 by a subsidiary of Höegh LNG. The balance does not bear interest. When the Lampung facility was drawn (note 14), the outstanding amount related to short-term funding of capital expenditures of $25.4 million was repaid on March 5, 2014.

Loans and promissory notes due to owners and affiliates consist of the following:

	As of
	December 31,
(in thousands of U.S. dollars)	2014	2013
$48.5 million Promissory note due to Höegh LNG	$—	$49,507
$101.5 million Promissory note due to Höegh LNG	—	103,606
$40.0 million Promissory note due to Höegh LNG	—	40,317
$85.0 million Revolving credit facility due to Höegh LNG	467	—
Loans and promissory notes due to owners and affiliates	$467	$193,430

At the beginning of the fourth quarter of 2013, PT Hoegh LNG Lampung, in Indonesia, became the owner of the construction in progress for the PGN FSRU Lampung and the unbilled construction contract receivable for the Mooring as discussed in note 2. As a result, promissory notes were entered into due to Höegh LNG in the amounts of $48.5 million, $101.5 million and $40.0 million. All of the promissory notes and accrued interest are payable on demand. The $48.5 million and $101.5 million promissory notes bear interest at a fixed rate of 9% per year. The $40.0 million promissory note bears interest at three month LIBOR plus a margin of 3.2%. As of December 31, 2013, the promissory notes had outstanding balances of $49.5 million, $103.6 million and $40.3 million including outstanding interest of $1.0 million, $2.1 million and $0.3 million, respectively. On February 3, 2014, the $101.5 million promissory note, excluding accrued interest, was converted to equity. On March 5, 2014, the principal on the $48.5 million promissory note was repaid, excluding accrued interest.

In August 2014, upon the closing of the IPO, Höegh LNG’s receivables for the $40 million promissory note and related accrued interest and the outstanding accrued interest on the $48.5 million and $101.5 million promissory notes of the Partnership’s subsidiaries were contributed to the Partnership as part of the formation transactions. Refer to notes 2 and 3 for additional discussion of the contribution. As a result, the liabilities of the Partnership’s subsidiaries eliminate in consolidation since there are no longer external liabilities to the Partnership.

In August 2014, upon the closing of the IPO, the Partnership entered into an $85 million revolving credit facility with Höegh LNG, to be used to fund acquisitions and working capital requirements of the Partnership. The credit facility is for a term of three years and is unsecured. Interest on drawn amounts is payable quarterly at LIBOR plus a margin of 4.0%. Additionally, a 1.4% quarterly commitment fee is due to Höegh LNG on undrawn available amounts. The balance as of December 31, 2014, relates to accrued commitment fees. No amount was drawn on the revolving credit facility as of December 31, 2014.

The outstanding loans and promissory notes due to owners and affiliates are denominated in U.S. dollars and had a weighted average interest rate for the years ended December 31, 2014 and 2013 of 4.48% and 4.29%, respectively.

Indemnifications

Environmental indemnifications:

Under the omnibus agreement, Höegh LNG will indemnify the Partnership until August 12, 2019 against certain environmental and toxic tort liabilities with respect to the assets contributed or sold to the Partnership to the extent arising prior to the time they were contributed or sold to the Partnership. Liabilities resulting from a change in law are excluded from the environmental indemnity. There is an aggregate cap of $5.0 million on the amount of indemnity coverage provided by Höegh LNG for environmental and toxic tort liabilities. No claim may be made unless the aggregate dollar amount of all claims exceeds $500, in which case Höegh LNG is liable for claims only to the extent such aggregate amount exceeds $500.

Other indemnifications:

Under the omnibus agreement, Höegh LNG will also indemnify the Partnership for losses:

1.
related to certain defects in title to the assets contributed or sold to the Partnership and any failure to obtain, prior to the time they were contributed to the Partnership, certain consents and permits necessary to conduct the business, which liabilities arise within three years after the closing of the IPO;

2.	related to certain tax liabilities attributable to the operation of the assets contributed or sold to the Partnership prior to the time they were contributed or sold;
3.
in the event that the Partnership does not receive hire rate payments under the PGN FSRU Lampung time charter for the period commencing on August 12, 2014 through the earlier of (i) the date of acceptance of the PGN FSRU Lampung or (ii) the termination of such time charter. The Partnership was indemnified by Höegh LNG for the September and October invoices not paid by PGN (refer to note 20);

4.
with respect to any obligation to pay liquidated damages to PGN under the PGN FSRU Lampung time charter for failure to deliver the PGN FSRU Lampung by the scheduled delivery date set forth in the PGN FSRU Lampung time charter. The Partnership filed a claim for indemnification for PGN’s September and October claims for delay liquidated damages in the total amount of $7.1 million (refer to note 20); and

5.
with respect to any non-budgeted expenses (including repair costs) incurred in connection with the PGN FSRU Lampung project (including the construction of the Mooring) occurring prior to the date of acceptance of the PGN FSRU Lampung pursuant to the time charter. The Partnership filed a claim for indemnification with respect to non-budgeted expenses (including repair costs) of $3.1 million and warranty provision of $2.0 million during the first quarter of 2015 (refer to note 20).